SUMMARY OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 03, 2022
Trade Payables And Accrued Liabilities
Amounts due to related parties (note 11)	$ 181,341	$ 43,235	$ 2,067,180
Trade payables	3,509,904	3,660,519
Accrued liabilities	608,426	321,962
Trade payables and accrued liabilities	$ 4,299,671	$ 4,025,716